Cover	May 27, 2020
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 2, 2020, United Airlines Holdings, Inc. (the "Company") and United Airlines, Inc. ("United") filed a Current Report on Form 8-K (the "Original Form 8-K") disclosing the appointment of Jonathan Roitman to the role of Senior Vice President and Chief Operations Officer of the Company, effective June 1, 2020. This Amendment No. 1 to the Original Form 8-K is being filed by the Company to disclose the appointment of Mr. Roitman to the role of Executive Vice President and Chief Operations Officer of the Company, effective September 10, 2020, as well as changes to Mr. Roitman's compensation in connection with his new role.
Document Period End Date	May 27, 2020
Entity File Number	001-06033
Entity Registrant Name	UNITED AIRLINES HOLDINGS, INC.
Entity Central Index Key	0000100517
Entity Tax Identification Number	36-2675207
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	233 S. Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	UAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
UNITED AIRLINES, INC.
Entity Information [Line Items]
Entity File Number	001-10323
Entity Registrant Name	UNITED AIRLINES, INC.
Entity Tax Identification Number	74-2099724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	233 S. Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000